May 12, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Bridge Builder Trust (the “Trust”)

Bridge Builder Tax Managed Large Cap Fund, Bridge Builder Tax Managed Small/Mid Cap Fund and Bridge Builder Tax Managed International Equity Fund (the “Funds”)

Securities Act Registration No: 333-187194

Investment Company Act Registration No: 811-22811

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust, on behalf of the Funds, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from those contained in Post-Effective Amendment No. 57 to the Trust’s Registration Statement on Form N-1A, which was filed electronically on May 11, 2022.

If you have any questions, concerning the foregoing, please contact the undersigned at (314) 515-3289.

/s/ Evan Posner
Evan Posner
Secretary of Bridge Builder Trust

cc:	James Goundrey (via email)